Stockholders’ Deficit (Details Narrative) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	1,505,079	1,505,079
Temporary Equity, Shares Subscribed but Unissued	5,091,196
Temporary Equity, Liquidation Preference Per Share	$ 10.10